Derivative instruments - Realized and unrealized gains and (losses) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 13,445	$ 131,804
Natural gas swaps
Gains and (losses) on derivative instruments
Gains	2,001	121,626	$ 31,440
Losses	(22,924)	(6,587)	(1,431)
Total	(20,923)	115,039	$ 30,009
Natural gas swaps | Regulatory liability
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 13,445	$ 131,804